As of December 31, 2021 and 2020, the Company’s ownership structure was as follows (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Number of common shares outstanding	1,387,524,047	1,387,524,047
Percentage of shares	100.00%	100.00%
U S I M 3 [Member]
Reserve Quantities [Line Items]
Number of common shares outstanding	1,341,734,047	1,380,114,547
Percentage of shares	96.70%	99.47%
Percentage of voting equity interests acquired	100.00%	100.00%
Treasury shares [member]
Reserve Quantities [Line Items]
Number of common shares outstanding	45,790,000	7,409,500
Percentage of shares	3.30%	0.53%
Vicunha Acos S A [Member]
Reserve Quantities [Line Items]
Number of common shares outstanding	679,522,254	679,522,254
Percentage of shares	48.97%	48.97%
Percentage of voting equity interests acquired	50.65%	49.24%
Rio Laco Participacoes S A [Member]
Reserve Quantities [Line Items]
Number of common shares outstanding	45,706,242	58,193,503
Percentage of shares	3.29%	4.19%
Percentage of voting equity interests acquired	3.41%	4.22%
Nyse Adrs [Member]
Reserve Quantities [Line Items]
Number of common shares outstanding	250,564,538	248,763,533
Percentage of shares	18.06%	18.90%
Percentage of voting equity interests acquired	18.67%	19.00%
Other One [Member]
Reserve Quantities [Line Items]
Number of common shares outstanding	365,941,013	393,635,257
Percentage of shares	26.38%	27.41%
Percentage of voting equity interests acquired	27.27%	27.55%